UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06146
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Bailard Opportunity Fund Group, Inc.
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(Exact name of registrant as specified in charter)

950 Tower Lane, Suite 1900 Foster, City, CA 94404
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(Address of principal executive offices) (Zip code)

Barbara V. Bailey
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404
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(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 882-8383
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Date of fiscal year end: September 30
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Date of reporting period: June 30, 2005
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FORM N-Q

Item 1. Schedule of Investments
The Funds’ valuation policies are disclosed in the Funds’ most recent semi-annual report which was filed with the Commission on June 7, 2005.

	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	JUNE 30, 2005 (unaudited)

		Shares	Value
	EQUITY SECURITIES (92.9%)

	FINANCIAL (21.3%)
	Consumer Finance (0.5%)
	Cash America International, Inc.	22,000	$ 442,640

	Insurance-Life/Health (1.5%)
	Delphi Financial Group, Inc. - Class A	15,900	701,985
	UICI	17,900	532,883
	Total Insurance-Life/Health		1,234,868

	Insurance-Property/Casualty (2.7%)
*	ProAssurance Corp.	18,000	751,680
	RLI Corp.	11,200	499,520
	Selective Insurance Group, Inc.	12,800	634,240
	Zenith National Insurance Corp.	6,000	407,160
	Total Insurance-Property/Casualty		2,292,600

	Investment Bank & Brokerage (0.2%)
*	Piper Jaffray Cos., Inc.	7,000	213,010

	REITS Equity Diverse (2.1%)
	Capital Automotive REIT	19,400	740,498
	Colonial Properties Trust	8,500	374,000
	Commercial Net Lease Realty	20,000	409,400
	Entertainment Properties Trust	5,000	230,000
	Total Reits-Equity Diverse		1,753,898

	REITS Equity Industrial/Office (1.2%)
	Lexington Corporate Properties Trust	14,000	340,340
	New Century Financial Corp.	13,800	710,010
	Total Reits-Equity Industrial/Office		1,050,350

	REITS Equity Residential (0.9%)
	Gables Residential Trust	18,000	778,140

	REITS Equity Self Storage (0.6%)
	Sovran Self Storage, Inc.	11,300	513,698

	Regional Banks (6.4%)
	Boston Private Financial Holdings, Inc.	16,300	410,760
	Central Pacific Financial Corp.	12,600	448,560
	Chittenden Corp.	19,600	533,120
	Community Bank System, Inc.	11,000	268,290
	First Republic Bank	25,400	897,382
	Gold Banc Corp., Inc.	43,100	627,105
	Mid-State Bancshares	9,000	249,930
	Provident Bankshares Corp.	7,000	223,370
	South Financial Group, Inc.	22,000	625,240
	Sterling Bancshares, Inc.	32,800	510,368
	Whitney Holding Corp.	19,500	636,285
	Total Regional Banks		5,430,410

	Specialized Finance (0.4%)
	Financial Federal Corp.	8,000	309,120

	Thrifts & Mortgage Financing (4.8%)
	BankAtlantic Bancorp, Inc. - Class A	42,600	807,270
	BankUnited Financial Corp. - Class A	29,500	797,680
	Downey Financial Corp.	10,000	732,000
*	FirstFed Financial Corp.	4,600	274,206
	Fremont General Corp.	32,600	793,158
*	Sterling Financial Corp.	19,200	718,080
	Total Thrifts & Mortgage Financing		4,122,394

	Total Financial		18,141,128

	INDUSTRIAL (18.7%)
	Aerospace/Defense (3.3%)
*	Armor Holdings, Inc.	16,400	649,604
	Cubic Corp.	11,600	205,784
	DRS Technologies, Inc.	16,700	856,376
*	Esterline Technologies Corp.	11,800	472,944
	Kaman Corp. - Class A	7,300	131,692
*	Moog, Inc. - Class A	15,600	491,244
	Total Aerospace/Defense		2,807,644

	Airlines (0.2%)
*	Frontier Airlines, Inc.	17,200	177,676

	Building Products (1.1%)
	Apogee Enterprises, Inc.	12,000	184,440
*	Griffon Corp.	10,900	241,980
	Lennox International, Inc.	23,000	486,910
	Total Building Products		913,330

	Commercial Printing (0.2%)
	Bowne & Co., Inc.	10,500	151,830

	Construction & Engineering (1.8%)
*	Shaw Group, Inc.	32,200	692,622
*	URS Corp.	22,100	825,435
	Total Construction & Engineering		1,518,057

	Electrical Components (0.7%)
	Regal-Beloit Corp.	20,000	583,200

	Industrial Conglomerates (0.7%)
	Tredegar Corp.	38,200	595,920

	Machinery Industrial (3.4%)
	Albany International Corp. - Class A	19,700	632,567
	Stewart & Stevenson Services, Inc.	9,000	203,940
	The Timken Co.	35,000	808,500
	Thomas Industries, Inc.	6,000	239,760
	Valmont Industries, Inc.	20,600	531,480
	Watts Water Technologies, Inc. - Class A	13,200	442,068
	Total Machinery Industrial		2,858,315

	Marine (0.7%)
*	Kirby Corp.	13,800	622,380

	Railroads (0.4%)
*	Kansas City Southern	17,500	353,150

	Services-Diversified/Commercial (1.6%)
*	Mobile Mini, Inc.	13,300	458,584
*	NCO Group, Inc.	15,000	324,450
*	School Specialty, Inc.	7,000	325,500
	Viad Corp.	10,000	283,400
	Total Services-Diversified/Commercial		1,391,934

	Services-Employment (0.5%)
*	Spherion Corp.	18,000	118,800
*	Volt Information Sciences, Inc.	13,800	327,474
	Total Services-Employment		446,274

	Services-Environmental (0.6%)
	ABM Industries, Inc.	25,800	503,100

	Services-Office/Supplies (0.6%)
*	United Stationers, Inc.	10,600	520,460

	Trade Companies & Distribution (2.0%)
	Applied Industrial Technologies, Inc.	15,750	508,567
	Hughes Supply, Inc.	42,300	1,188,630
	Total Trade Companies & Distribution		1,697,197

	Trucking (0.9%)
	Arkansas Best Corp.	7,800	248,118
*	Dollar Thrifty Automotive Group, Inc.	13,000	493,740
	Total Trucking		741,858

	Total Industrial		15,882,325

	TECHNOLOGY (13.3%)
	Application Software (1.1%)
*	MapInfo Corp.	20,100	211,251
*	MRO Software, Inc.	21,300	311,193
*	Verity, Inc.	43,200	378,864
	Total Application Software		901,308

	Communications Equipment (1.7%)
	Belden CDT, Inc.	36,500	773,800
*	Brooktrout, Inc.	13,900	155,124
*	C-COR, Inc.	11,994	82,159
*	Digi International, Inc.	19,000	225,340
*	Symmetricom, Inc.	22,600	234,362
	Total Communications Equipment		1,470,785

	Computer Storage/Peripherals (0.9%)
*	Adaptec, Inc.	33,000	128,040
*	Hutchinson Technology, Inc.	16,900	650,819
	Total Computer Storage/Peripherals		778,859

	Electronic Equipment (1.4%)
*	Aeroflex, Inc.	22,100	185,640
*	Checkpoint Systems, Inc.	14,000	247,800
*	Coherent, Inc.	20,300	731,003
	Total Electronic Equipment		1,164,443

	Electronic Manufacturing Services (1.1%)
*	Benchmark Electronics, Inc.	27,000	821,340
*	RadiSys Corp.	8,000	129,200
	Total Electronic Manufacturing Services		950,540

	Internet Software & Services (0.6%)
*	Internet Security Systems, Inc.	26,700	541,743

	IT Consulting & Services (0.2%)
*	CIBER, Inc.	22,000	175,560

	Semiconductor Equipment (1.5%)
*	Advanced Energy Industries, Inc.	11,800	92,748
*	Brooks Automation, Inc.	17,900	265,815
	Cohu, Inc.	19,000	380,950
*	Photronics, Inc.	16,700	389,778
*	Rudolph Technologies, Inc.	8,000	114,640
	Total Semiconductor Equipment		1,243,931

	Semiconductors (2.6%)
*	Actel Corp.	7,500	104,250
*	DSP Group, Inc.	18,900	451,143
*	Exar Corp.	51,500	766,835
*	Skyworks Solutions, Inc.	60,000	442,200
*	Standard Microsystems Corp.	19,500	455,910
	Total Semiconductors		2,220,338

	Services-Data Processing (0.4%)
*	eFunds Corp.	21,400	384,986

	Systems Software (0.4%)
*	Phoenix Technology, Ltd.	48,400	376,552

	Technology Distribution (1.4%)
*	Anixter International, Inc.	31,000	1,152,270

	Total Technology		11,361,315

	CONSUMER DISCRETIONARY (11.8%)
	Apparel & Accessory (1.2%)
	Kellwood Co.	15,900	427,710
	Oxford Industries, Inc.	6,600	284,130
	Russell Corp.	14,800	302,660
	Total Apparel & Accessory		1,014,500

	Auto Parts & Equipment (0.1%)
	Standard Motor Products, Inc.	8,900	117,480

	Automobile Manufacturers (0.4%)
	Coachmen Industries, Inc.	14,700	184,191
	Monaco Coach Corp.	9,300	159,867
	Total Automobile Manufacturers		344,058

	Casinos & Gaming (0.6%)
*	Aztar Corp.	14,500	496,625

	Footwear (0.3%)
	Brown Shoe Co., Inc.	5,800	227,070

	General Merchandise (0.2%)
*	ShopKo Stores, Inc.	8,000	194,480

	Homebuilding (2.2%)
	M.D.C. Holdings, Inc.	8,800	723,800
	Standard Pacific Corp.	13,600	1,196,120
	Total Homebuilding		1,919,920

	Home Furnishings (0.8%)
	Bassett Furniture Industries, Inc.	16,400	309,304
	Haverty Furniture Cos., Inc.	5,600	82,768
*	Linens 'n Things, Inc.	12,000	283,920
	Total Home Furnishings		675,992

	Hotel/Resort/Cruise (0.4%)
	Marcus Corp.	14,900	316,178

	Housewares & Specialty (0.4%)
*	Department 56, Inc.	4,500	46,125
	Libbey, Inc.	10,800	170,748
	National Presto Industries, Inc.	3,800	167,466
	Total Housewares & Specialty		384,339

	Leisure Products (0.5%)
*	JAKKS Pacific, Inc.	8,800	169,048
*	K2, Inc.	20,600	261,208
	Total Leisure Products		430,256

	Movies & Entertainment (0.2%)
*	4Kids Entertainment, Inc.	8,200	163,016

	Restaurants (0.8%)
	Landry's Restaurants, Inc.	13,100	394,179
	Lone Star Steakhouse & Saloon, Inc.	8,400	255,444
	Total Restaurants		649,623

	Retail-Apparel (1.3%)
*	Dress Barn, Inc.	22,800	515,964
*	Stage Stores, Inc.	13,200	575,520
	Total Retail-Apparel		1,091,484

	Retail-Catalog (0.4%)
*	Insight Enterprises, Inc.	18,000	363,240

	Specialty Stores (2.0%)
*	Jo-Ann Stores, Inc.	6,000	158,340
	Pep Boys-Manny, Moe & Jack	16,000	216,640
	Sonic Automotive, Inc	18,300	389,058
*	TBC Corp.	10,500	284,865
*	Zale Corp.	20,000	633,800
	Total Specialty Stores		1,682,703

	Total Consumer Discretionary		10,070,964

	MATERIALS (7.1%)
	Aluminum (0.5%)
*	Aleris International, Inc.	19,110	430,931

	Chemicals-Commodity (0.2%)
	Wellman, Inc.	19,500	198,705

	Chemicals-Specialty (1.8%)
	Cambrex Corp.	18,300	348,615
	H.B. Fuller Co.	11,400	388,284
*	OM Group, Inc.	15,700	387,633
*	PolyOne Corp.	53,700	355,494
	Total Chemicals-Specialty		1,480,026

	Construction Materials (0.4%)
	Texas Industries, Inc.	5,400	303,642

	Containers-Metal/Glass (1.1%)
	AptarGroup, Inc.	14,000	711,200
	Myers Industries, Inc.	15,100	188,750
	Total Containers-Metal/Glass		899,950

	Diverse Metal/Mining (0.6%)
*	Brush Engineered Materials, Inc.	15,600	222,456
*	RTI International Metals, Inc.	10,000	314,100
	Total Diverse Metal/Mining		536,556

	Paper Packaging (0.4%)
*	Caraustar Industries, Inc.	15,800	165,900
	Chesapeake Corp.	9,600	201,024
	Total Paper Packaging		366,924

	Paper Products (0.4%)
*	Buckeye Technologies, Inc.	25,000	199,250
	Pope & Talbot, Inc.	14,800	164,280
	Total Paper Products		363,530

	Steel (1.7%)
	Carpenter Technology Corp.	9,000	466,200
	Commercial Metals Co.	20,000	476,400
	Reliance Steel & Aluminum Co.	10,500	389,235
	Ryerson Tull, Inc.	8,300	118,441
	Total Steel		1,450,276

	Total Materials		6,030,540

	UTILITIES (6.6%)
	Electric Utilities (1.6%)
	Allete, Inc.	10,000	499,000
*	El Paso Electric Co.	18,400	376,280
	Unisource Energy Corp.	15,900	488,925
	Total Electric Utilities		1,364,205

	Gas Utilities (4.3%)
	Atmos Energy Corp.	38,800	1,117,440
	Northwest Natural Gas Co.	16,400	627,136
	Piedmont Natural Gas Co., Inc.	29,900	718,198
*	Southern Union Co.	23,373	573,807
	The Laclede Group, Inc.	18,200	578,032
	Total Gas Utilities		3,614,613

	Multi-Utilities (0.7%)
	Avista Corp.	33,600	624,624

	Total Utilities		5,603,442

	HEALTH (5.0%)
	Biotechnology (0.5%)
*	ArQule, Inc.	46,400	300,672
*	Savient Pharmaceuticals, Inc.	18,000	79,380
	Total Biotechnology		380,052

	Healthcare-Equipment (2.8%)
	Analogic Corp.	7,500	377,400
*	CONMED Corp.	17,400	535,398
	Datascope Corp.	8,000	266,800
	Invacare Corp.	10,000	443,600
*	Viasys Healthcare, Inc.	17,400	393,066
	Vital Signs, Inc.	4,000	173,280
*	Wilson Greatbatch Technologies	9,500	227,050
	Total Healthcare-Equipment		2,416,594

	Healthcare-Facility (1.0%)
*	Genesis HealthCare Corp.	9,000	416,520
*	Sunrise Senior Living, Inc.	8,600	464,228
	Total Healthcare-Facility		880,748

	Healthcare-Services (0.7%)
*	Gentiva Health Services, Inc.	13,300	237,538
*	SFBC International, Inc.	8,100	312,903
	Total Healthcare-Services		550,441

	Total Health		4,227,835

	CONSUMER STAPLES (4.8%)
	Agricultural Product (0.6%)
	Corn Products International, Inc.	22,000	522,720

	Food Distributors (0.9%)
	Nash Finch Co.	6,200	227,788
*	Performance Food Group Co.	18,000	543,780
	Total Food Distributors		771,568

	Household Products (0.8%)
*	Spectrum Brands, Inc.	19,500	643,500

	Packaged Foods/Meats (1.0%)
	Flowers Foods, Inc.	20,800	735,488
	J & J Snack Foods Corp.	3,000	157,050
	Total Packaged Foods/Meats		892,538

	Retail-Drugs (0.6%)
	Longs Drug Stores Corp.	11,000	473,550

	Retail-Food (0.5%)
	Casey's General Stores, Inc.	21,800	432,076

	Tobacco (0.4%)
	Alliance One International, Inc.	52,500	315,525

	Total Consumer Staples		4,051,477

	ENERGY (4.3%)
	Oil & Gas-Equipment/Services (1.7%)
*	Offshore Logistics, Inc.	16,500	541,860
*	W-H Energy Services, Inc.	35,000	872,550
	Total Oil & Gas-Equipment/Services		1,414,410

	Oil & Gas-Exploration/Production (2.6%)
*	Cimarex Energy Co.	15,100	587,541
*	Spinnaker Exploration Co.	15,300	542,997
*	Stone Energy Corp.	9,300	454,770
*	Swift Energy Co.	17,600	630,432
	Total Oil & Gas-Exploration/Production		2,215,740

	Total Energy		3,630,150

	Total Equity Securities
	(Cost: $69,232,309)		78,999,176

	INVESTMENT COMPANIES (6.6%)
	iShares Russell 2000 Value Index Fund	41,100	2,642,730
	iShares S&P SmallCap 600/BARRA Value Index Fund	48,600	2,995,218

	Total Investment Companies
	(Cost: $4,979,855)		5,637,948

		Principal
		Amount
	SHORT-TERM SECURITIES (0.4%)
	TIME DEPOSIT (0.4%)
	HSBC Bank
	2.738%, 7/01/05	$ 382,000	382,000
	(Cost: $382,000)

	TOTAL INVESTMENTS (99.9%)		85,019,124
	(Identified Cost: $74,594,164)
	OTHER ASSETS LESS LIABILITIES (0.1%)		55,729

	NET ASSETS (100.0%)		$ 85,074,853

*	Non-income producing security.

	(See "Notes to Portfolios")

	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	JUNE 30, 2005 (unaudited)

		Shares	Value
	EQUITY SECURITIES (97.1%)

	TECHNOLOGY (58.5%)
	Application Software (2.6%)
	Autodesk, Inc.	24,000	$ 824,880
*	Citrix Systems, Inc.	25,000	541,500
*	Intuit, Inc.	27,000	1,217,970
	Siebel Systems, Inc.	55,000	489,500
	Total Application Software		3,073,850

	Computer Hardware (7.1%)
*	Apple Computer, Inc.	109,500	4,030,695
*	Dell, Inc.	101,000	3,990,510
*	Sun Microsystems, Inc.	145,000	540,850
	Total Computer Hardware		8,562,055

	Computer Storage/Peripherals (1.3%)
*	Network Appliance, Inc.	44,000	1,243,880
*	QLogic Corp.	10,500	324,135
	Total Computer Storage/Peripherals		1,568,015

	Electronic Manufacturing Services (0.7%)
*	Flextronics International, Ltd.	62,000	819,020

	Home Entertainment Software (1.4%)
*	Electronic Arts, Inc.	30,000	1,698,300

	Internet Software & Services (3.1%)
*	Check Point Software Technologies, Ltd.	28,500	564,300
*	Google, Inc. - Class A	2,400	705,960
*	Yahoo!, Inc.	72,000	2,494,800
	Total Internet Software & Services		3,765,060

	Semiconductor Equipment (2.5%)
	Applied Materials, Inc.	93,000	1,504,740
	KLA-Tencor Corp.	25,000	1,092,500
*	Lam Research Corp.	16,000	463,040
	Total Semiconductor Equipment		3,060,280

	Semiconductors (11.7%)
*	Altera Corp.	58,000	1,149,560
*	Broadcom Corp. - Class A	27,000	958,770
	Intel Corp.	227,000	5,915,620
	Linear Technology Corp.	40,000	1,467,600
*	Marvell Technology Group, Ltd.	25,000	951,000
	Maxim Integrated Products, Inc.	50,000	1,910,500
	Microchip Technology, Inc.	18,000	533,160
	Xilinx, Inc.	45,000	1,147,500
	Total Semiconductors		14,033,710

	Services-Data Processing (1.8%)
*	Fiserv, Inc.	22,000	944,900
	Paychex, Inc.	37,500	1,220,250
	Total Services-Data Processing		2,165,150

	Systems Software (13.9%)
	Adobe Systems, Inc.	50,000	1,431,000
*	BEA Systems, Inc.	30,000	263,400
	Microsoft Corp.	369,500	9,178,380
*	Oracle Corp.	224,000	2,956,800
*	Symantec Corp.	73,500	1,597,890
*	VERITAS Software Corp.	50,000	1,220,000
	Total Systems Software		16,647,470

	Technology Distribution (0.4%)
	CDW Corp.	8,000	456,720

	Telecom Equipment (12.0%)
*	Cisco Systems, Inc.	244,000	4,662,840
*	Comverse Technology, Inc.	26,000	614,900
*	JDS Uniphase Corp.	124,000	188,480
*	Juniper Networks, Inc.	33,000	830,940
	Qualcomm, Inc.	203,000	6,701,030
*	Research in Motion, Ltd.	20,000	1,475,000
	Total Telecom Equipment		14,473,190

	Total Technology		70,322,820

	CONSUMER DISCRETIONARY (16.8%)
	Broadcasting & Cable (4.3%)
*	Comcast Corp. - Class A	92,000	2,824,400
	EchoStar Communications Corp. - Class A	25,000	753,750
*	Liberty Global, Inc. - Class A	16,700	779,389
*	XM Satellite Radio Holdings, Inc. - Class A	23,500	791,010
	Total Broadcasting & Cable		5,148,549

	Consumer Electronics (0.3%)
	Garmin, Ltd.	10,000	427,500

	Movies & Entertainment (0.6%)
*	Pixar	15,000	750,750

	Restaurants (2.5%)
*	Starbucks Corp.	58,000	2,996,280

	Retail-Apparel (1.5%)
*	Sears Holdings Corp.	12,000	1,798,440

	Retail-Catalog (1.5%)
*	IAC/InterActiveCorp	75,500	1,815,775

	Retail-Internet (3.6%)
*	Amazon.com, Inc.	28,000	926,240
*	eBay, Inc.	104,000	3,433,040
	Total Retail-Internet		4,359,280

	Specialty Stores (2.5%)
*	Bed Bath & Beyond, Inc.	44,000	1,838,320
	Staples, Inc.	52,500	1,119,300
	Total Specialty Stores		2,957,620

	Total Consumer Discretionary		20,254,194

	HEALTH (11.7%)
	Biotechnology (8.8%)
*	Amgen, Inc.	63,000	3,808,980
*	Biogen Idec, Inc.	40,000	1,378,000
*	Chiron Corp.	22,900	798,981
*	Genzyme Corp.	32,500	1,952,925
*	Gilead Sciences, Inc.	46,000	2,023,540
*	MedImmune, Inc.	25,000	668,000
	Total Biotechnology		10,630,426

	Healthcare-Distribution/Services (0.4%)
*	Patterson Companies, Inc.	12,000	540,960

	Healthcare-Equipment (1.2%)
	Biomet, Inc.	40,000	1,385,600

	Pharmaceuticals (1.3%)
	Teva Pharmaceutical Industries, Ltd., ADR	49,000	1,525,860

	Total Health		14,082,846

	INDUSTRIAL (4.3%)
	Airfreight and Couriers (0.6%)
	Expeditors International of Washington, Inc.	15,000	747,150

	Electrical Components (0.4%)
	American Power Conversion Corp.	21,000	495,390

	Machinery Construction/Farming (1.2%)
	Paccar, Inc.	21,000	1,428,000

	Services-Diversified/Commercial (2.1%)
*	Apollo Group, Inc. - Class A	20,000	1,564,400
	Cintas Corp.	24,000	926,400
	Total Services-Diversified/Commercial		2,490,800

	Total Industrial		5,161,340

	TELECOMMUNICATIONS (3.7%)
	Wireless Telecom Services (3.7%)
*	Nextel Communications, Inc. - Class A	137,000	4,426,470

	Total Telecommunications		4,426,470

	CONSUMER STAPLES (1.6%)
	Hypermarkets & Supercenters (0.9%)
	Costco Wholesale Corp.	25,000	1,120,500

	Retail-Food (0.7%)
	Whole Foods Market, Inc.	7,000	828,100

	Total Consumer Staples		1,948,600

	MATERIALS (0.5%)
	Chemicals-Specialty (0.5%)
	Sigma-Aldrich Corp.	10,000	560,400

	Total Materials		560,400

	Total Equity Securities
	(Cost: $101,930,708)		116,756,670

	INVESTMENT COMPANIES (2.5%)
	iShares Goldman Sachs Technology Index Fund	7,000	301,770
	Nasdaq-100 Index Tracking Stock	72,000	2,648,880

	Total Investment Companies
	(Cost: $2,836,891)		2,950,650

		Principal
		Amount
	SHORT-TERM SECURITIES (0.5%)
	TIME DEPOSIT (0.5%)
	Wells Fargo
	2.738%, 7/01/05	$ 629,000	629,000
	(Cost: $629,000)

	TOTAL INVESTMENTS (100.1%)		120,336,320
	(Identified Cost: $105,396,599)
	LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(136,915)

	NET ASSETS (100.0%)		$ 120,199,405

ADR	American Depositary Receipt

*	Non-income producing security.

	(See "Notes to Portfolios")

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	JUNE 30, 2005 (unaudited)

		Shares	Value
	EQUITY SECURITIES (95.6%)

	AUSTRALIA (3.1%)
	Australia & New Zealand Banking Group, Ltd.	21,000	$ 348,158
	BHP Billiton, Ltd.	67,128	928,705
	Billabong International, Ltd.	32,000	332,463
	BlueScope Steel, Ltd.	45,000	282,299
	Commonwealth Bank of Australia	18,000	520,693
	CSL, Ltd.	14,000	359,843
*	E*Trade Australia, Ltd.	90,000	112,851
	ING Office Fund	150,000	146,352
	John Fairfax Holdings, Ltd.	55,000	180,272
	Macquarie Bank, Ltd.	3,500	159,406
* ^	News Corp., Ltd. - Rights	31,500	0
	QBE Insurance Group, Ltd.	30,000	366,566
	Rinker Group, Ltd.	27,000	288,130
	Suncorp-Metway, Ltd.	15,000	229,933
	Westfield Group	5,000	67,612
	Woodside Petroleum, Ltd.	7,500	167,219
*	Zinifex, Ltd.	130,000	301,241
	Total Australia		4,791,743

	AUSTRIA (2.0%)
	Bank Austria Creditanstalt	5,222	545,210
	Erste Bank der oesterreichischen Sparkassen AG	8,000	400,677
	EVN AG	5,113	370,103
	Mayr-Melnhof Karton AG	2,500	346,549
	OMV AG	1,963	855,518
	Telekom Austria AG	18,000	350,193
	Voestalpine AG	2,500	175,242
	Total Austria		3,043,492

	BELGIUM (2.4%)
	Bekaert NV	7,000	526,270
	Colruyt SA	1,400	191,016
	Delhaize Group	7,500	450,362
	Dexia	18,000	396,827
	Electrabel SA	800	349,733
	KBC Groep NV	16,450	1,300,462
	Mobistar SA	3,000	250,968
*	Option NV	7,000	241,779
	Total Belgium		3,707,417

	BRAZIL (2.0%)
*	Banco Bradesco SA Pfd	11,016	388,394
*	Banco Itau Holding Financeira SA Pfd	2,700	493,923
	Banco Itau Holding Financeira SA, ADR	2,200	203,500
	Companhia Vale do Rio Doce, ADR	33,000	966,240
	Embraer-Empresa Brasileira de Aeronautica SA, ADR	5,700	188,499
	Petrobras-Petroleo Brasileiro SA, ADR	11,900	620,347
	Usinas Siderurgicas de Minas Gerais SA Pfd - Class A	8,800	141,978
	Total Brazil		3,002,881

	CANADA (2.3%)
	Canadian Natural Resources, Ltd.	10,000	362,508
*	Canfor Corp.	30,000	360,059
	EnCana Corp.	5,000	197,298
	Falconbridge, Ltd.	5,500	167,542
	Inco, Ltd.	3,500	131,879
	Loblaw Cos., Ltd.	3,000	177,115
	Manulife Financial Corp.	5,000	238,855
	Methanex Corp.	30,000	491,835
	National Bank of Canada	10,000	444,236
	Petro-Canada	4,000	260,451
	Royal Bank of Canada	6,000	371,816
*	Ultra Petroleum Corp.	12,000	364,320
	Total Canada		3,567,914

	DENMARK (0.5%)
	AP Moller-Maersk A/S	20	191,055
	Danisco A/S	3,000	194,954
	Danske Bank A/S	6,300	189,605
	NKT Holding A/S	5,000	187,237
	Total Denmark		762,851

	FINLAND (1.6%)
	Metso Corp.	15,000	327,239
	Nokia Oyj, ADR	82,000	1,364,480
	Sampo Oyj - Class A	21,000	327,457
	UPM-Kymmene Oyj	11,100	213,264
	UPM-Kymmene Oyj, ADR	10,900	208,953
	Total Finland		2,441,393

	FRANCE (8.7%)
	Arcelor	25,500	500,737
	AXA	31,580	790,262
	BNP Paribas SA	15,080	1,035,149
	Carrefour SA	9,000	436,924
	Compagnie Generale des Etablissements Michelin - Class B	10,500	640,040
	Credit Agricole SA	10,000	253,752
	Euler Hermes SA	8,000	632,444
	European Aeronautic Defence & Space Co.	10,000	319,006
	France Telecom SA	16,000	467,989
	Lafarge SA	7,500	684,169
	Natexis Banques Populaires	4,600	668,279
	Renault SA	5,300	467,759
	Sanofi-Aventis	6,746	554,542
	Sanofi-Aventis, ADR	24,000	983,760
	Schneider Electric SA	3,800	286,839
	Sequana Capital	10,000	278,449
	Societe Generale	6,000	611,257
	Suez SA	26,000	706,027
	Total SA	8,380	1,971,221
	Total SA, ADR	1,200	140,220
	Vinci SA	6,000	499,756
*	Vivendi Universal SA	11,000	347,045
	Total France		13,275,626

	GERMANY (5.0%)
	Allianz AG	5,990	688,703
	BASF AG	10,000	665,857
	Bayer AG	10,000	334,018
*	Bayerische Hypo-und Vereinsbank AG	10,000	260,411
	Commerzbank AG	8,500	184,818
	Continental AG	7,000	504,998
	DaimlerChrysler AG	6,000	243,922
	Depfa Bank, Plc.	22,000	352,638
	Deutsche Bank AG	9,500	744,241
	Deutsche Telekom AG	40,860	756,848
	E.ON AG	13,000	1,159,609
	Man AG	10,000	415,616
	Metro AG	2,500	124,122
	Muenchener Ruckversicherungs-Gesellschaft AG	2,000	213,365
	RWE AG	6,000	387,747
	SAP AG	1,400	244,084
	Siemens AG	5,000	365,253
	Total Germany		7,646,250

	GREECE (1.0%)
	Alpha Bank AE	14,160	376,799
	Fourlis SA	25,000	208,837
	National Bank of Greece SA	11,100	380,301
	OPAP SA	17,500	504,236
	Total Greece		1,470,173

	HONG KONG (3.3%)
	Bank of East Asia, Ltd.	90,000	265,717
	BOC Hong Kong (Holdings), Ltd.	85,000	160,743
	Cheung Kong Holdings, Ltd.	55,000	534,200
	China Mobile (Hong Kong), Ltd.	60,000	223,457
	China Overseas Land & Investment, Ltd.	800,000	149,229
	China Resources Power Holdings Co., Ltd.	280,000	155,790
*	China State Construction International Holdings, Ltd.	44,444	5,660
	Chinese Estates Holdings, Ltd.	190,000	168,654
	CNOOC, Ltd.	400,000	237,994
	Hopewell Holdings, Ltd.	115,000	295,885
	Hutchison Whampoa, Ltd.	25,000	225,934
	Kingboard Chemical Holdings, Ltd.	104,000	330,465
	Li & Fung, Ltd.	154,000	319,954
	New World Development Co., Ltd.	150,000	184,285
	PetroChina Co., Ltd. - Class H	474,000	350,623
	Regal Hotels International Holdings, Ltd.	3,000,000	277,874
	Shangri-La Asia, Ltd.	106,000	163,637
	Sinopec Shanghai Petrochemical Co., Ltd. - Series H	450,000	153,410
	Sun Hung Kai Properties, Ltd.	30,000	296,206
	Swire Pacific, Ltd. - Class A	42,000	371,464
	Wing Hang Bank, Ltd.	27,000	175,408
	Total Hong Kong		5,046,589

	INDONESIA (0.0%)
* ^ @	PT Lippo Bank Tbk - Certificates of Entitlement	5,580,000	0
	Total Indonesia		0

	IRELAND (1.4%)
	Allied Irish Banks, Plc.	14,000	299,999
	Anglo Irish Bank Corp., Plc.	51,000	632,867
	Bank of Ireland	15,000	243,704
	CRH, Plc.	23,900	635,113
*	Elan Corp., Plc.	6,000	41,041
	Irish Life & Permanent, Plc.	10,000	175,181
*	Ryanair Holdings, Plc., ADR	3,500	156,940
	Total Ireland		2,184,845

	ITALY (1.8%)
	Assicurazione Generali SpA	11,000	343,582
	Banca Intesa SpA	76,463	350,377
	Capitalia SpA	45,000	252,239
	Enel SpA	34,000	296,367
	ENI SpA	25,000	644,974
	Fondiaria-Sai SpA	8,000	216,948
	Mediobanca SpA	13,000	243,789
	Pirelli & C. SpA	135,000	140,883
	Telecom Italia SpA (Savings Shares)	79,679	206,914
	Total Italy		2,696,073

	JAPAN (16.6%)
	Alpine Electronics, Inc.	30,000	437,506
	Amada Co., Ltd.	10,000	68,135
	Arcs Co., Ltd.	11,000	138,182
	Arrk Corp.	5,000	240,502
	Asahi Breweries, Ltd.	10,000	119,303
	Astellas Pharma, Inc.	5,000	171,013
	Autobacs Seven Co., Ltd.	8,000	269,290
	Belluna Co., Ltd.	900	26,559
	Canon, Inc.	8,000	421,623
	Dainippon Ink & Chemicals, Inc.	50,000	160,184
	Daiwa Securities Group, Inc.	40,000	247,631
*	Don Quijote Co., Ltd.	5,000	272,539
	Espec Corp.	13,000	143,011
	Exedy Corp.	18,000	317,246
	Glory, Ltd.	20,000	320,549
	Gunze, Ltd.	60,000	269,651
	Hitachi Cable, Ltd.	55,000	241,720
	Hitachi Capital Corp.	6,000	118,852
	Hitachi, Ltd.	50,000	304,124
	Honda Motor Co., Ltd.	5,000	246,819
	Hosiden Corp.	17,000	172,593
	Japan Tobacco, Inc.	15	200,343
	Joint Corp.	7,000	263,424
	Joyo Bank, Ltd.	80,000	391,300
	Juki Corp.	30,000	118,852
	KDDI Corp.	30	138,886
	Kirin Brewery Co., Ltd.	20,000	193,845
	Kojima Co., Ltd.	20,000	265,139
	Kyocera Corp.	3,500	267,846
	Kyushu Electric Power Co., Inc.	15,000	326,234
	Maeda Corp.	50,000	268,929
	Makino Milling Machine Co., Ltd.	68,000	397,654
	Makita Corp.	15,000	295,100
	Marubeni Corp.	110,000	378,215
	Mazda Motor Corp.	65,000	244,608
	Millea Holdings, Inc.	20	268,929
	Mitsubishi Chemical Corp.	100,000	293,295
	Mitsubishi Corp.	25,000	340,222
	Mitsubishi Gas Chemical Co., Inc.	80,000	410,071
	Mitsubishi Tokyo Financial Group, Inc.	80	679,361
	Mitsui & Co., Ltd.	30,000	284,270
	Mitsui Chemicals, Inc.	50,000	293,746
	Mitsui Fudosan Co., Ltd.	15,000	168,532
	Mitsui O.S.K. Lines, Ltd.	50,000	309,088
	Mitsui Trust Holdings, Inc.	10,000	102,879
	Mizuho Financial Group, Inc.	100	453,028
	Mori Seiki Co., Ltd.	12,000	127,678
	Nintendo Co., Ltd.	3,000	314,051
	Nippon Filcon Co., Ltd.	6,300	52,476
	Nippon Konpo Unyu Soko Co., Ltd.	30,000	324,880
	Nippon Mining Holdings, Inc.	55,000	312,201
	Nippon Oil Corp.	50,000	339,771
	Nippon Shokubai Co., Ltd.	21,000	171,699
	Nippon Steel Corp.	150,000	349,246
	Nippon Suisan Kaisha, Ltd.	45,000	169,750
	Nippon Telegraph & Telephone Corp.	60	257,197
	Nisshin Steel Co., Ltd.	250,000	629,456
	Nomura Holdings, Inc.	10,000	119,755
	NSK, Ltd.	65,000	333,770
	ORIX Corp.	2,500	375,417
	Parco Co., Ltd.	17,000	123,193
	Rengo Co., Ltd.	25,000	133,336
*	Resona Holdings, Inc.	85,000	158,785
	Sankyo Co., Ltd. (Gunma)	6,000	279,397
	Santen Pharmaceutical Co., Ltd.	8,000	181,572
	Sanwa Shutter Corp.	50,000	288,331
	Sanyo Shinpan Finance Co., Ltd.	5,000	343,832
	Sega Sammy Holdings, Inc.	8,000	490,930
	Seino Transportation Co., Ltd.	18,000	162,765
	Shibaura Mechatronics Corp.	15,000	135,908
	Shiga Bank, Ltd.	30,000	177,060
	Shinsei Bank, Ltd.	55,000	296,814
	Shizuoka Bank, Ltd.	33,000	283,810
	Softbank Corp.	3,500	137,397
	Sony Corp.	5,000	172,367
	Star Micronics Co., Ltd.	20,000	217,128
	Sumitomo Corp.	40,000	320,910
	Sumitomo Mitsui Financial Group, Inc.	70	473,784
	Sumitomo Rubber Industries, Ltd.	15,000	153,235
	Sumitomo Trust & Banking Co., Ltd.	20,000	121,830
	Takeda Pharmaceutical Co., Ltd.	5,000	248,173
	Teijin, Ltd.	55,000	255,618
	TOEI Co., Ltd.	35,000	177,511
	Tohoku Electric Power Co., Inc.	15,000	320,143
	Tokai Carbon Co., Ltd.	50,000	208,014
	Tokyo Electric Power Co., Inc.	12,000	286,436
	Tokyo Electron, Ltd.	5,000	264,868
	Toshiba Corp.	60,000	239,329
	Toyo Suisan Kaisha, Ltd.	10,000	156,665
	Toyo Tire & Rubber Co., Ltd.	60,000	233,914
	Toyota Motor Corp.	25,000	895,677
	TV Asahi Corp.	250	536,955
	Yamada Denki Co., Ltd.	10,000	575,760
	Yamaha Motor Co., Ltd.	11,000	202,012
*	Yaskawa Electric Corp.	21,000	125,079
	Total Japan		25,316,713

	MALAYSIA (0.2%)
	Hong Leong Credit Berhad	86,000	87,811
	IOI Corp. Berhad	80,000	221,053
	Proton Holdings Berhad	44,000	81,632
	Total Malaysia		390,496

	MEXICO (1.4%)
*	America Telecom SA de CV A1	50,000	159,502
	Cemex SA de CV, ADR	9,195	390,052
	Consorcio ARA SA de CV	41,200	142,169
*	Empresas ICA Sociedad Controladora SA de CV	426,000	172,686
	Grupo Aeroportuario del Sureste SA de CV, ADR	7,700	245,245
	Grupo Financiero Banorte SA de CV - Class O	38,200	251,586
	Grupo Televisa SA, ADR	4,100	254,569
	Telefonos de Mexico SA de CV, ADR - Class L	13,400	253,126
	Wal-Mart de Mexico SA de CV - Class V	52,100	211,389
	Total Mexico		2,080,324

	NETHERLANDS (4.6%)
	ABN AMRO Holding NV	18,000	443,461
	DSM NV	10,000	685,228
	Fortis	15,000	416,403
	ING Groep NV	34,000	961,958
	Koninklijke (Royal) KPN NV	43,000	361,282
	Koninklijke (Royal) Philips Electronics NV	12,020	304,137
	Randstad Holding NV	9,000	311,185
	Rodamco Europe NV	5,000	410,108
	Royal Dutch Petroleum Co.	34,000	2,222,753
	Univar NV	25,000	856,535
	Total Netherlands		6,973,050

	NORWAY (3.1%)
	DNB NOR ASA	110,500	1,153,542
*	Fred. Olsen Energy ASA	20,000	510,875
	Norsk Hydro ASA	14,500	1,330,723
	Statoil ASA	44,000	898,467
	Telenor ASA	50,000	399,599
	Yara International ASA	30,000	477,225
	Total Norway		4,770,431

	POLAND (0.3%)
	Bank Handlowy w Warszawie SA	11,700	266,876
	Polski Koncern Naftowy Orlen SA	16,800	253,460
	Total Poland		520,336

	SINGAPORE (2.8%)
	Capitaland, Ltd.	190,000	268,002
	DBS Group Holdings, Ltd.	100,000	847,508
	Elec & Eltek International Co., Ltd.	70,000	177,800
	Jardine Cycle & Carriage, Ltd.	52,000	409,886
	Keppel Corp., Ltd.	75,000	555,621
	Keppel Land, Ltd.	150,000	222,249
	Neptune Orient Lines, Ltd.	85,000	190,423
	Oversea-Chinese Banking Corp., Ltd.	55,000	378,119
*	Oversea-Chinese Banking Corp., Ltd. - Rights	11,000	42,049
	SembCorp Marine, Ltd.	250,000	389,676
	Singapore Airlines, Ltd.	20,000	132,756
	Singapore Telecommunications, Ltd.	134,000	219,985
	United Overseas Bank, Ltd.	50,000	420,791
	United Overseas Land, Ltd.	5,000	6,756
	Total Singapore		4,261,621

	SOUTH AFRICA (0.7%)
*	Imperial Holdings, Ltd.	14,840	227,482
*	Lereko Mobility, Pty Ltd.	1,160	5,774
	Sasol, Ltd.	11,000	298,008
	Standard Bank Group, Ltd.	15,000	145,310
	Steinhoff International Holdings, Ltd.	142,000	327,677
	Total South Africa		1,004,251

	SOUTH KOREA (1.6%)
	Daelim Industrial Co., Ltd.	5,000	268,021
	Hanjin Shipping Co., Ltd.	6,000	150,653
	Hanwha Chemical Corp.	33,000	395,936
	INI Steel Co.	15,000	205,370
	Korea Electric Power Corp.	10,000	306,725
	Posco	1,400	247,218
	Samsung Electronics Co., Ltd.	700	334,591
	Samyang Corp.	4,500	195,936
	Woori Finance Holdings Co., Ltd.	28,000	279,052
	Total South Korea		2,383,502

	SPAIN (2.6%)
	Abengoa SA	30,000	348,667
	Acciona SA	4,100	407,021
	Antena 3 de Television SA	1,256	25,150
	Banco Bilbao Vizcaya Argentaria SA	37,066	572,592
	Banco De Sabadell SA	9,000	232,844
	Banco Santander Central Hispano SA	30,000	348,304
	Fadesa Inmobiliaria SA	7,500	214,739
	Iberdrola SA	15,000	396,246
	Repsol YPF SA	14,000	358,643
	Sol Melia SA	33,000	382,735
	Telefonica SA	31,085	509,552
	Union Fenosa SA	7,000	213,643
	Total Spain		4,010,136

	SWEDEN (1.7%)
	ForeningsSparbanken AB	12,000	263,544
	Hennes & Mauritz AB - Class B	8,000	281,728
	Nordea Bank AB	37,000	336,409
	Skanska AB - Class B	17,000	210,079
	Svenska Handelsbanken AB - Class A	9,000	183,828
	Telefonaktiebolaget LM Ericsson - Class B	200,000	642,852
	TeliaSonera AB	36,000	171,957
	Volvo AB - Class B	14,000	570,115
	Total Sweden		2,660,512

	SWITZERLAND (4.1%)
	Credit Suisse Group	18,577	733,016
*	Georg Fischer AG	2,000	611,974
	Givaudan SA	500	290,961
	Nestle SA	1,500	384,045
	Novartis AG	26,702	1,272,467
	Roche Holding AG	2,633	333,364
	Swiss Re	4,000	246,039
*	Syngenta AG	5,000	514,792
	UBS AG	13,087	1,021,544
	Zehnder Group AG - Class B	250	305,402
*	Zurich Financial Services AG	2,948	508,093
	Total Switzerland		6,221,697

	TAIWAN (0.9%)
	Asia Cement Corp.	200,000	131,265
	Far East Textile, Ltd.	140,000	100,299
	Formosa Chemicals & Fibre Corp.	70,000	136,167
	Formosa Plastics Corp.	109,000	178,590
	Hon Hai Precision Industry Co., Ltd.	26,000	135,282
*	Sintek Photronic Corp.	260,000	125,002
	Taishin Financial Holdings Co., Ltd.	120,000	100,773
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	14,699	134,055
*	United Microelectronics Corp., ADR	37,000	152,070
	Wah Lee Industrial Corp.	85,000	127,303
	Total Taiwan		1,320,806

	TURKEY (1.9%)
	Eregli Demir ve Celik Fabrikalari TAS	90,000	390,865
*	Finansbank AS	180,000	795,208
	Haci Omer Sabanci Holding AS	70,000	269,936
	Is Gayrimenkul Yatirim Ortakligi AS	264,000	428,963
	Trakya Cam Sanayii AS	100,000	336,952
	Turkiye Is Bankasi - Class C	50,600	295,530
*	Vestel Elektronik Sanayi ve Ticaret AS	95,000	347,136
	Total Turkey		2,864,590

	UNITED KINGDOM (18.0%)
	Alliance Unichem, Plc.	25,000	380,672
	Arriva, Plc.	25,000	244,221
	AstraZeneca, Plc.	18,085	749,144
	Aviva, Plc.	102,000	1,137,202
	Barclays, Plc.	130,000	1,294,418
	BHP Billiton, Plc.	90,000	1,148,602
	BP, Plc.	160,600	1,672,510
	BP, Plc., ADR	5,000	311,900
	British American Tobacco, Plc.	15,000	289,301
	British Land Co., Plc.	35,000	549,565
	Carnival, Plc.	5,500	312,218
*	Corus Group, Plc.	175,000	131,745
	Diageo, Plc.	36,000	531,067
	Enterprise Inns, Plc.	40,400	603,941
	GlaxoSmithKline, Plc.	39,044	945,489
	HBOS, Plc.	37,800	583,028
	Hilton Group, Plc.	50,000	256,544
	HSBC Holdings, Plc.	80,000	1,276,224
	Imperial Chemical Industries, Plc.	56,000	254,958
	Imperial Tobacco Group, Plc.	22,000	592,692
	Inchcape, Plc.	15,000	553,060
	International Power, Plc.	125,000	461,556
	Land Securities Group, Plc.	22,000	548,131
	Lloyds TSB Group, Plc.	55,000	466,306
	Marks & Spencer Group, Plc.	45,000	290,780
	Michael Page International, Plc.	80,000	290,018
	Mitchells & Butlers, Plc.	45,000	269,607
	Next, Plc.	10,000	270,481
	Northern Rock, Plc.	52,000	740,999
*	O2, Plc.	375,000	915,830
	Old Mutual, Plc.	55,000	120,273
	Persimmon, Plc.	40,000	559,961
*	Rolls-Royce Group, Plc.	30,000	154,464
	Rolls-Royce Group, Plc. - Class B	1,500,000	2,702
	Royal Bank of Scotland Group, Plc.	51,200	1,547,300
	Sage Group, Plc.	60,000	240,636
	Scottish & Southern Energy, Plc.	22,000	399,465
	Scottish Power, Plc.	50,000	444,976
	Severn Trent, Plc.	10,000	182,292
	Shell Transport & Trading Co., Plc.	100,000	972,852
	Somerfield, Plc.	125,000	429,068
	Taylor Woodrow, Plc.	75,000	454,050
	Tesco, Plc.	90,000	514,209
	Trinity Mirror, Plc.	13,000	144,005
	Unilever, Plc.	33,000	318,527
	United Utilities, Plc.	30,000	354,905
	Vodafone Group, Plc.	707,441	1,724,552
	Whitbread, Plc.	13,714	234,509
	Xstrata, Plc.	20,000	386,094
	Yell Group, Plc.	30,000	228,672
	Total United Kingdom		27,485,721

	Total Equity Securities
	(Cost: $115,771,455)		145,901,433

	INVESTMENT COMPANIES (3.3%)

	BRAZIL (0.2%)
	iShares MSCI Brazil Index Fund	12,100	300,322

	GERMANY (1.1%)
	iShares MSCI Germany Index Fund	94,000	1,667,560

	ITALY (0.5%)
	iShares MSCI Italy Index Fund	33,100	815,253

	SWITZERLAND (0.8%)
	iShares MSCI Switzerland Index Fund	72,000	1,196,640

	UNITED KINGDOM (0.7%)
	iShares MSCI United Kingdom Index Fund	54,500	979,365

	Total Investment Companies
	(Cost: $4,548,862)		4,959,140

		Principal
		Amount
	SHORT-TERM SECURITIES (0.9%)
	TIME DEPOSIT (0.9%)
	HSBC Bank
	2.738%, 07/01/05	$ 1,414,000	1,414,000
	(Cost: $1,414,000)

	TOTAL INVESTMENTS (99.8%)
	(Identified Cost: $121,734,317)		152,274,573

	OTHER ASSETS LESS LIABILITIES: (0.2%)		297,383

	NET ASSETS: (100.0%)		$ 152,571,956

ADR	American Depositary Receipt

*	Non-income producing security.

^	Illiquid security. On June 30, 2005, these securities were valued at $0 or 0% of net assets.

@	Fair valued using procedures approved by the Board of Directors.

	(See "Notes to Portfolios")

BAILARD INTERNATIONAL EQUITY FUND
INDUSTRY CLASSIFICATIONS
JUNE 30, 2005 (unaudited)

Industry	Percent of Net Assets
Banking	19.0%
Energy Sources	10.5
Telecommunications	6.1
Utilities-Electrical & Gas	4.2
Chemicals	4.2
Insurance	4.1
Health & Personal Care	4.1
Financial Services	3.8
Merchandising	3.4
Real Estate	2.9
Machinery & Engineering	2.8
Metals-Steel	2.6
Construction & Housing	2.5
Electronic Components & Instruments	2.5
Wholesale and International Trade	2.3
Leisure & Tourism	2.0
Automobiles	1.8
Building Materials & Components	1.8
Business & Public Services	1.8
Appliances & Household Durables	1.5
Industrial Components	1.4
Beverages & Tobacco	1.3
Broadcasting & Publishing	1.2
Multi-Industry	1.2
Metals-Non Ferrous	1.2
Food & Household Products	1.1
Forestry & Paper Products	0.8
Transportation-Road & Rail	0.7
Recreation And Other Consumer Goods	0.6
Transportation-Shipping	0.6
Aerospace & Military Technology	0.4
Electrical & Electronics	0.3
Energy Equipment & Services	0.3
Misc. Materials & Commodities	0.2
Transportation-Airlines	0.2
Textiles & Apparel	0.2
Total Investments in Equity Securities	95.6
Investment Companies	3.3
Time Deposit	0.9
Other Assets/Liabilities	0.2
Net Assets	100.0%

BAILARD BOND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (unaudited)

	Country of	Par Value
	Origin	(Local Currency)	Value
FIXED INCOME SECURITIES (87.3%)

BRITISH POUND (2.5%)
National Westminster Bank, Plc.
7.875%, 09/09/15	United Kingdom	500,000	$ 1,120,084
Total British Pound			1,120,084

EURO (9.7%)
Casino Guichard-Perrachon SA
6.000%, 03/06/08	France	2,000,000	2,605,239

Republic of Italy
7.250%, 11/01/26	Italy	1,000,000	1,817,805
Total Euro			4,423,044

JAPANESE YEN (5.2%)
Fannie Mae
1.750%, 03/26/08	United States	250,000,000	2,354,959
Total Japanese Yen			2,354,959

NEW ZEALAND DOLLAR (1.6%)
International Finance Corp.
6.750%, 07/15/09	Supranational Bank	1,000,000	712,019
Total New Zealand Dollar			712,019

SWEDISH KRONA (2.5%)
Swedish Government
5.000%, 01/28/09	Sweden	8,000,000	1,124,453
Total Swedish Krona			1,124,453

UNITED STATES DOLLAR (65.8%)
Affiliated Managers Group, Inc.
5.406%, 11/17/06	United States	500,000	500,420

Bank of America Corp.
7.400%, 01/15/11	United States	1,000,000	1,145,796

Bear Stearns Cos., Inc.
7.800%, 08/15/07	United States	1,100,000	1,178,803

Chubb Corp.
6.150%, 08/15/05	United States	1,000,000	1,002,446

Compaq Computer Corp.
7.650%, 08/01/05	United States	1,000,000	1,002,816

ConAgra Foods, Inc.
9.875%, 11/15/05	United States	1,000,000	1,019,035

Cordant Technologies, Inc.
6.625%, 03/01/08	United States	555,000	588,156

Dominion Resources, Inc. - Series B
7.625%, 07/15/05	United States	1,000,000	1,000,906

Fannie Mae FNR 2004-58 ST
4.380%, 04/25/34	United States	365,173	364,603

Federal Home Loan Bank
4.000%, 04/10/15	United States	1,000,000	993,876

Ford Motor Co.
8.875%, 01/15/22	United States	500,000	494,020

Freddie Mac
5.200%, 09/27/12	United States	1,000,000	1,000,176

Freddie Mac FHR 2836 PI
5.000%, 09/15/22	United States	2,360,100	295,750

Freddie Mac FHR 1599 F
4.840%, 10/15/23 Floating Rate Note	United States	484,291	516,542

Freddie Mac FHR 1686 B
0.000%, 02/15/24 PO	United States	773,055	698,528

Freddie Mac FHR 2258 S
5.930%, 06/15/29 Inverse Floater	United States	1,256,269	45,932

Freddie Mac FHR 2547 BE
5.500%, 03/15/32	United States	500,000	511,250

Freddie Mac FHR 2785 GD
4.500%, 10/15/33	United States	658,844	656,636

Freddie Mac FHR 2693 AS
7.890%, 10/15/33 SEQ	United States	125,928	126,419

Freddie Mac FHR 2789 SE
19.380%, 04/15/34 Inverse Floater	United States	539,696	586,751

Freddie Mac FHR 2836 MZ
4.500%, 08/15/34	United States	1,090,046	899,799

Freddie Mac FHR 2866 WY
4.500%, 09/15/34	United States	424,363	416,008

Freddie Mac FHR 2852 US
6.820%, 09/15/34	United States	471,474	455,046

Freddie Mac FHR 2901 SX
7.780%, 12/15/34	United States	499,978	493,016

Gabelli Asset Management, Inc.
5.500%, 05/15/13	United States	500,000	501,907

General Electric Capital Corp.
6.500%, 12/10/07	United States	1,000,000	1,054,479

General Motors Acceptance Corp.
5.625%, 05/15/09	United States	500,000	468,643

Georgia-Pacific Corp.
8.125%, 05/15/11	United States	250,000	283,125

Government National Mortgage Association GNR 2002-40 FM
4.560%, 04/20/31 Floating Rate Note	United States	464,150	472,393

Hertz Corp.
7.625%, 08/15/07	United States	1,000,000	1,017,753

HMH Properties, Inc. - Series B
7.875%, 08/01/08	United States	56,000	57,120

Honeywell International, Inc.
9.065%, 06/01/33	United States	594,000	913,670

Inter-American Development Bank
5.375%, 11/18/08	Supranational Bank	1,500,000	1,572,632

LCI International, Inc.
7.250%, 06/15/07	United States	500,000	487,500

Lyondell Chemical Co. - Series A
9.625%, 05/01/07	United States	500,000	536,250

Pfizer, Inc.
5.625%, 02/01/06	United States	500,000	505,252

Republic Services, Inc.
6.750%, 08/15/11	United States	500,000	556,335

TCI Communications Financing III
9.650%, 03/31/27	United States	1,000,000	1,135,908

U.S. Treasury Bonds
5.375%, 02/15/31	United States	1,750,000	2,065,548

U.S. Treasury Notes
4.000%, 02/15/15	United States	1,500,000	1,505,802

U.S. Treasury Notes
4.125%, 05/15/15	United States	750,000	761,192
Total United States Dollar			29,888,239

Total Fixed Income Securities
(Cost: $36,510,363)			39,622,798

		Shares
INVESTMENT COMPANIES (4.5%)
iShares GS$ InvesTopTM Corporate Bond Fund
(Cost: $1,991,938)	United States	18,200	2,040,220

PREFERRED STOCK (3.2%)
Public Storage, Inc. - Series A, Pfd	United States	26,000	737,100

Regency Centers Corp., Pfd	United States	28,000	720,860

Total Preferred Stock
(Cost: $1,481,140)			1,457,960

		Principal
		Amount
SHORT-TERM SECURITIES (5.4%)
TIME DEPOSIT (5.4%)
HSBC Bank
2.738%, 07/01/05		$ 2,434,000	2,434,000
(Cost: $2,434,000)

TOTAL INVESTMENTS (100.4%)
(Identified Cost: $42,417,441)			45,554,978

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)			(160,700)

NET ASSETS (100.0%)			$ 45,394,278

(See "Notes to Portfolios")

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO PORTFOLIOS
JUNE 30, 2005 (unaudited)

TAX INFORMATION
Tax Basis Unrealized Gain (Loss). At June 30, 2005, the cost of investments and gross and net unrealized gain (loss) for federal income tax purposes were as follows:

Gross Unrealized
	Cost	Gain	(Loss)	Net
Bailard Cognitive Value Fund	$ 74,594,164	$ 13,012,885	$ (2,587,925)	$ 10,424,960
Bailard Enhanced Growth Fund	$ 105,396,599	$ 18,250,204	$ (3,310,483)	$ 14,939,721
Bailard International Equity Fund	$ 121,734,317	$ 32,294,691	$ (1,754,435)	$ 30,540,256
Bailard Bond Opportunity Fund	$ 42,417,441	$ 3,376,420	$ (238,883)	$ 3,137,537

FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2005, the Bailard Bond Opportunity Fund ("Bond Fund") had open forward foreign currency contracts which obligated it to exchange currencies at specified future dates. At the maturity of a forward contract, the Bond Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of portfolio securities sold, or it may terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward value of amounts due to the Bond Fund under the contracts, including contracts which have been offset but remained unsettled, have been netted against the forward value of the currency to be delivered by the Bond Fund. The remaining amount is shown as an unrealized gain or loss on forward currency contracts. The Bond Fund’s open forward foreign currency exchange contracts outstanding at June 30, 2005 were as follows:

USD	Currency		Currency	USD	Delivery	Unrealized
Receivable	Deliverable		Receivable	Payable	Date	Gain (Loss)
$ 4,128,101	3,400,000	EUR	-	-	09/14/2005	(9,359)
1,108,913	620,000	GBP	-	-	09/14/2005	(11,241)
2,227,031	245,000,000	JPY	-	-	09/14/2005	(47,806)
701,517	1,015,000	NZD	-	-	09/14/2005	(8,983)
1,089,907	8,475,000	SEK	-	-	09/14/2005	(28,167)
$ 9,255,469				-		$ (105,556)

Currency Legend:
EUR	-	Euro	NZD	-	New Zealand Dollar
GBP	-	British Pound	SEK	-	Swedish Krona
JPY	-	Japanese Yen	USD	-	US Dollar

Item 2. Controls and Procedures

(a).
The registrant’s Chairman and Treasurer have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b).
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act. (EX-99.CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bailard Opportunity Fund Group, Inc.

By /s/ P.M. Hill
Peter Molyneux Hill
Title: Chairman (principal executive officer)
Date: 8/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ P.M. Hill
Peter Molyneux Hill
Title: Chairman (principal executive officer)
Date: 8/22/05

By /s/ Barbara Vaughan Bailey
Barbara Vaughan Bailey
Title: Treasurer (principal financial officer)
Date: 8/22/05